INCOME TAXES - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes
Canadian statutory rate (as a percent)	24.00%	24.00%	26.50%
Expected income tax expense/(recovery)	$ 80,612	$ (214,158)	$ (44,519)
Foreign and statutory rate differences	19,297	(27,918)	21,329
Share-based compensation	1,878	1,671	(4,068)
Non-taxable capital (gains)/losses	(105)	14,341	3,007
Change in valuation allowance	(560)	(25,918)	(16,598)
Amounts in respect of prior periods	322	5,845	(14,669)
Non-deductible goodwill impairment and other expenses		47,161	91,922
Income tax expense/(recovery)	$ 101,444	$ (198,976)	$ 36,404